ACQUISITION AND DIVESTITURES - Divestitures (Details) - USD ($) $ / shares in Units, $ in Thousands							12 Months Ended
	Feb. 16, 2021	Nov. 10, 2020	Oct. 13, 2020	Aug. 04, 2020	Mar. 04, 2020	Nov. 28, 2019	Dec. 31, 2020	Dec. 31, 2019
Massawa [Member]
Disclosure of detailed information about business combination [line items]
Proportion of Ownership Interest Sold					90.00%
Proportion of consideration					92.50%
Loan issued for part financing					$ 25,000
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation							$ 54,000
Massawa [Member] | Teranga Gold Corporation [Member]
Disclosure of detailed information about business combination [line items]
Number of shares in entity held by entity or by its subsidiaries or associates					19,164,403
Fair value of shares					$ 104,000
Debt instruments issued					225,000
Massawa [Member] | Cash and equivalents
Disclosure of detailed information about business combination [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents					256,000
Massawa [Member] | Contingent consideration [member]
Disclosure of detailed information about business combination [line items]
Consideration paid (received)					46,250
Massawa [Member] | At fair value
Disclosure of detailed information about business combination [line items]
Consideration paid (received)					440,000
Massawa [Member] | At fair value | Contingent consideration [member]
Disclosure of detailed information about business combination [line items]
Consideration paid (received)					$ 28,000
Morila [Member]
Disclosure of detailed information about business combination [line items]
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation							27,000
Proportion of Ownership Interest Sold Combined With Partner		80.00%
Proportion of ownership interests held by non-controlling interests		20.00%
Morila [Member] | Cash and equivalents
Disclosure of detailed information about business combination [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents		$ 28,800
Eskay Creek [Member]
Disclosure of detailed information about business combination [line items]
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation							59,000
NSR Royalty Rate				1.00%
Eskay Creek [Member] | Skeena Resources Limited [Member]
Disclosure of detailed information about business combination [line items]
Number of shares in entity held by entity or by its subsidiaries or associates				22,500,000
Investment Warrants, Exercise Price				$ 2.70
Eskay Creek [Member] | Contingent consideration [member]
Disclosure of detailed information about business combination [line items]
Consideration paid (received)				$ 15,000
Bullfrog Mine [Member]
Disclosure of detailed information about business combination [line items]
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation							$ 22,000
Bullfrog Mine [Member] | Individual Mining Claim [Member] | Minimum
Disclosure of detailed information about business combination [line items]
NSR Royalty Rate			0.50%
Bullfrog Mine [Member] | Individual Mining Claim [Member] | Maximum
Disclosure of detailed information about business combination [line items]
NSR Royalty Rate			5.50%
Bullfrog Mine [Member] | Barrick Lands [Member]
Disclosure of detailed information about business combination [line items]
NSR Royalty Rate			2.00%
Bullfrog Mine [Member] | Bullfrog Gold Corp. [Member]
Disclosure of detailed information about business combination [line items]
Number of shares in entity held by entity or by its subsidiaries or associates			54,600,000
Investment Warrants, Exercise Price			$ 0.30
KCGM [Member]
Disclosure of detailed information about business combination [line items]
Proportion of Ownership Interest Sold						50.00%
Consideration paid (received)						$ 750,000
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation						$ 408,000		$ 408,000
Lagunas Norte [Member]
Disclosure of detailed information about business combination [line items]
Consideration paid (received)	$ 81,000
Portion of consideration paid (received) consisting of cash and cash equivalents	$ 20,000